Business combinations - Acquisition of BE-Terna (Details) - BE-terna € in Millions	Jun. 09, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	€ 191
Payment obligations cancelled	162
Total	353
Intangible assets	73
Property, plant and equipment	6
Rights of use	5
Accounts receivable	19
Other assets	12
Cash and cash equivalents	17
Lease liabilities	(5)
Trade payables	(9)
Deferred tax liabilities	(20)
Current tax payables	(6)
Other liabilities	(21)
Net assets	71
Goodwill	282
Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets	53
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 20